                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Duffy
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy                   New York, NY              10/25/07
-----------------------           -----------------           ----------
    [Signature]                     [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3

Form 13F Information Table Entry Total:        97

Form 13F Information Table Value Total:   1508061
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
1          28 - 10208        Richmond Enterprises, Inc.
2          28 - 10207        New York Community Bank
3          28 - 10200        New York Community Bancorp, Inc.


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                           Peter B. Cannell & Co. Inc.
                                    FORM 13F
                                 as of 9/30/2007

                                                                                                     Voting
                                                                                                   Authority
                                                                                               ----------------
                               Title of                 Value  Shares/ Sh/ Put/     Invstmt     Other
Name of Issuer                   class       CUSIP    (x$1000) Prn Amt Prn Call     Dscretn    Managers   Sole  Shared None
------------------------------ --------- ------------ -------- ------- --- ---- -------------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM       002824100        1162   21666  SH      Shared Defined   1,2,3    21666
AFFILIATED MANAGERS GROUP INC  COM       008252108       13529  106100  SH      Shared Defined   1,2,3   106100
AFLAC CORPORATION              COM       001055102        5226   91628  SH      Shared Defined   1,2,3    91628
AGILENT TECHNOLOGIES           COM       00846U101        3166   85850  SH      Shared Defined   1,2,3    85850
ALEXANDER & BALDWIN INC        COM       014482103       14898  297185  SH      Shared Defined   1,2,3   297185
ALLERGAN INC                   COM       018490102        5796   89900  SH      Shared Defined   1,2,3    89900
AMB PROPERTY CORP              COM       00163T109        2654   44375  SH      Shared Defined   1,2,3    44375
AMERICAN INTL GROUP INC COM    COM       026874107        5047   74605  SH      Shared Defined   1,2,3    74605
AMGEN INC                      COM       031162100        2927   51750  SH      Shared Defined   1,2,3    51750
ANADARKO PETROLEUM CORP.       COM       032511107       50205  934040  SH      Shared Defined   1,2,3   934040
ANALOG DEVICES                 COM       032654105         907   25090  SH      Shared Defined   1,2,3    25090
APACHE CORPORATION             COM       037411105        5923   65770  SH      Shared Defined   1,2,3    65770
APPLE INC                      COM       037833100        1305    8500  SH      Shared Defined   1,2,3     8500
APPLERA CORP-APPLIED BIOSYSTEM COM       038020103        1522   43950  SH      Shared Defined   1,2,3    43950
BAKER HUGHES INC               COM       057224107        5422   60000  SH      Shared Defined   1,2,3    60000
BAXTER INTERNATIONAL INC       COM       071813109        2136   37954  SH      Shared Defined   1,2,3    37954
BERKSHIRE HATHAWAY INC. COM  - CL A      084670108         237       2  SH      Shared Defined   1,2,3        2
BP AMOCO P L C                 SPONSORED
                               ADR       055622104         224    3230  SH      Shared Defined   1,2,3     3230
BRIGHT HORIZONS FAMILY SOLUTIO COM       109195107        4712  110000  SH      Shared Defined   1,2,3   110000
BROOKFIELD ASSET MGMT INC      CL A LTD
                               VT SH     112585104       70667 1835499  SH      Shared Defined   1,2,3  1835499
BURLINGTON NORTHERN SANTA FE C COM       12189T104       60901  750285  SH      Shared Defined   1,2,3   750285
C-COR INC                      COM       125010108        2243  195175  SH      Shared Defined   1,2,3   195175
CAPITOL FEDERAL FNL            COM       14057c106        1483   43350  SH      Shared Defined   1,2,3    43350
CELGENE CORP                   COM       151020104       61786  866445  SH      Shared Defined   1,2,3   866445
CHEVRON CORP                   COM       166764100        1154   12328  SH      Shared Defined   1,2,3    12328
CHUBB CORP                     COM       171232101         252    4700  SH      Shared Defined   1,2,3     4700
CISCO SYS INC COM              COM       17275r102        7335  221540  SH      Shared Defined   1,2,3   221540
CLEVELAND-CLIFFS INC           COM       185896107       62296  708145  SH      Shared Defined   1,2,3   708145
COLGATE-PALMOLIVE CO           COM       194162103         790   11080  SH      Shared Defined   1,2,3    11080
COMMSCOPE INC                  COM       203372107       51646 1027980  SH      Shared Defined   1,2,3  1027980
COMPASS MINERALS INTL INC      COM       20451N101       11762  345525  SH      Shared Defined   1,2,3   345525
CROWN HOLDINGS INC             COM       228368106       47275 2077115  SH      Shared Defined   1,2,3  2077115
DEERE & CO                     COM       244199105        2961   19950  SH      Shared Defined   1,2,3    19950
DENBURY RESOURCES INC          COM NEW   247916208       71960 1610200  SH      Shared Defined   1,2,3  1610200
DISNEY WALT CO.                COM       254687106        4144  120496  SH      Shared Defined   1,2,3   120496
DOMINION RESOURCES INC.        COM       25746u109         996   11811  SH      Shared Defined   1,2,3    11811
DOVER CORPORATION              COM       260003108        1997   39200  SH      Shared Defined   1,2,3    39200
DRESS BARN INC                 COM       261570105       27204 1599275  SH      Shared Defined   1,2,3  1599275
DUKE ENERGY CORP               COM       26441C105         834   44600  SH      Shared Defined   1,2,3    44600
EATON CORP                     COM       278058102       60371  609565  SH      Shared Defined   1,2,3   609565
ECHOSTAR COMMUNICATIONS        CL A      278762109        2158   46100  SH      Shared Defined   1,2,3    46100
ELAN CORP PLC ADR              ADR       284131208       52144 2478350  SH      Shared Defined   1,2,3  2478350
EMC CORP                       COM       268648102        6348  305200  SH      Shared Defined   1,2,3   305200
EV3 INC                        COM       26928A200       53160 3237520  SH      Shared Defined   1,2,3  3237520
EXXON MOBIL CORP               COM       30231g102        2965   32036  SH      Shared Defined   1,2,3    32036
FOX CHASE BANCORP INC          COM       35137P106         937   70800  SH      Shared Defined   1,2,3    70800
GENERAL ELECTRIC COMPANY       COM       369604103        3923   94760  SH      Shared Defined   1,2,3    94760
GENTEX CORP                    COM       371901109       13627  635600  SH      Shared Defined   1,2,3   635600
HARLEY DAVIDSON INC.           COM       412822108         277    6000  SH      Shared Defined   1,2,3     6000
HOME DEPOT                     COM       437076102        3760  115900  SH      Shared Defined   1,2,3   115900
HORMEL FOODS CORP              COM       440452100        9313  260275  SH      Shared Defined   1,2,3   260275
HUDSON CITY BANCORP INC        COM       443683107       41525 2699967  SH      Shared Defined   1,2,3  2699967
ILLINOIS TOOL WORKS INC.       COM       452308109        5904   99000  SH      Shared Defined   1,2,3    99000
INTERNATIONAL BUSINESS MACHINE COM       459200101        9180   77925  SH      Shared Defined   1,2,3    77925
JOHNSON & JOHNSON CO           COM       478160104        3502   53303  SH      Shared Defined   1,2,3    53303
JOHNSON CONTROLS INC.          COM       478366107         220    1862  SH      Shared Defined   1,2,3     1862
LOEWS CORP COM                 COM       540424108         232    4800  SH      Shared Defined   1,2,3     4800
MERCK & CO INC                 COM       589331107         762   14750  SH      Shared Defined   1,2,3    14750
METABOLIX INC                  COM       591018809        1968   81143  SH      Shared Defined   1,2,3    81143
MFA MORTGAGE                   COM       55272X102        3136  389600  SH      Shared Defined   1,2,3   389600
MICROSOFT CORP.                COM       594918104        5342  181333  SH      Shared Defined   1,2,3   181333
NORTHROP GRUMMAN CORP          COM       666807102        1934   24801  SH      Shared Defined   1,2,3    24801
NORTHWEST NATURAL GAS          COM       667655104         256    5600  SH      Shared Defined   1,2,3     5600
NOVAGOLD RESOURCES INC         COM NEW   66987E206        3976  240850  SH      Shared Defined   1,2,3   240850
ORITANI FINANCIAL CORP         COM       686323106       19582 1236257  SH      Shared Defined   1,2,3  1236257
PALOMAR MEDICAL TECHNOLOGIES I COM NEW   697529303        4843  170000  SH      Shared Defined   1,2,3   170000
PEPSICO INC COM                COM       713448108         527    7200  SH      Shared Defined   1,2,3     7200
PETROHAWK ENERGY CORP          COM       716495106         384   23400  SH      Shared Defined   1,2,3    23400
PETSMART INC                   COM       716768106        9034  283200  SH      Shared Defined   1,2,3   283200

POTLATCH CORP                  COM       737630103         261    5800  SH      Shared Defined   1,2,3     5800
PROCTER & GAMBLE CO            COM       742718109         854   12136  SH      Shared Defined   1,2,3    12136
PROVIDENT NEW YORK BANCORP     COM       744028101        5627  429200  SH      Shared Defined   1,2,3   429200
PRUDENTIAL FINANCIAL INC       COM       744320102         556    5700  SH      Shared Defined   1,2,3     5700
RAYONIER INC                   COM       754907103       71872 1496081  SH      Shared Defined   1,2,3  1496081
REPUBLIC SERVICES INC          COM       760759100       10525  321782  SH      Shared Defined   1,2,3   321782
ROCKWELL AUTOMATION INC        COM       773903109        8525  122650  SH      Shared Defined   1,2,3   122650
ROMA FINANCIAL CORP            COM       77581P109       15983  934700  SH      Shared Defined   1,2,3   934700
SCHERING PLOUGH CORP           COM       806605101        1736   54900  SH      Shared Defined   1,2,3    54900
SEI INVESTMENTS CO             COM       784117103        5456  200000  SH      Shared Defined   1,2,3   200000
SHIRE PLC                      SPONSORED
                               ADR       82481R106       22142  299295  SH      Shared Defined   1,2,3   299295
SIGMA ALDRICH CORP.            COM       826552101        5166  106000  SH      Shared Defined   1,2,3   106000
SLM CORPORATION                COM       78442P106       36975  744420  SH      Shared Defined   1,2,3   744420
SONOCO PRODUCTS CO             COM       835495102         585   19400  SH      Shared Defined   1,2,3    19400
SOUTHWESTERN ENERGY CO.        COM       845467109       63292 1512360  SH      Shared Defined   1,2,3  1512360
SPECTRA ENERGY CORP            COM       847560109        2941  120150  SH      Shared Defined   1,2,3   120150
STANLEY WORKS                  COM       854616109       11569  206115  SH      Shared Defined   1,2,3   206115
SYSCO CORP                     COM       871829107        5339  150000  SH      Shared Defined   1,2,3   150000
TELEFLEX INC                   COM       879369106       56692  727571  SH      Shared Defined   1,2,3   727571
TEVA PHARMACEUTCL INDS ADR     ADR       881624209        1683   37842  SH      Shared Defined   1,2,3    37842
TFS FINANCIAL CORP             COM       87240R107       43991 3399625  SH      Shared Defined   1,2,3  3399625
THE MEN'S WEARHOUSE INC        COM       587118100        5052  100000  SH      Shared Defined   1,2,3   100000
THERMO FISHER SCIENTIFIC INC   COM       883556102       70379 1219325  SH      Shared Defined   1,2,3  1219325
UNILEVER N V                   NY SHS
                               NEW       904784709        1966   63720  SH      Shared Defined   1,2,3    63720
WAL MART STORES INC            COM       931142103        1534   35150  SH      Shared Defined   1,2,3    35150
WATTS WATER TECHNOLOGIES INC C CL A      942749102         539   17550  SH      Shared Defined   1,2,3    17550
WHIRLPOOL CORP                 COM       963320106       54469  611320  SH      Shared Defined   1,2,3   611320
XTO ENERGY INC                 COM       98385X106       64378 1041040  SH      Shared Defined   1,2,3  1041040
REPORT SUMMARY                        97 DATA RECORDS  1508061           3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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